Consolidated Statement of Changes in Equity (USD $) In Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Distributions in Excess of Net Income	Non- Controlling Interests
Balance at Dec. 31, 2007	$ 2,861,740	$ 744,000	$ 1,462	$ 2,667,286	$ (1,279)	$ (632,967)	$ 83,238
Comprehensive Income (Loss):
Net income (loss)	110,408					107,788	2,620
Derivative instrument activity	(7,373)				(7,373)
Comprehensive income (loss)	103,035
Preferred Stock Issued During Period, Value, New Issues	290,000	300,000		(10,000)
Issuance of common shares	15,491		9	15,482
Stock based compensation plan activity	13,668		2	15,683		(2,017)
Conversion of Limited Partner Units	(3,916)		11	13,138			(17,065)
Distributions to preferred shareholders	(71,426)					(71,426)
Repurchase of preferred shares	(12,405)	(27,375)		924		14,046
Distributions to common shareholders	(283,375)					(283,375)
Distributions to noncontrolling interests, net	(12,837)					0	(12,837)
Balance at Dec. 31, 2008	2,899,975	1,016,625	1,484	2,702,513	(8,652)	(867,951)	55,956
Comprehensive Income (Loss):
Net income (loss)	(271,490)					(260,150)	(11,340)
Derivative instrument activity	3,022				3,022
Comprehensive income (loss)	(268,468)
Issuance of common shares	551,404		752	550,652
Stock based compensation plan activity	11,257		2	13,441		(2,186)
Conversion of Limited Partner Units			2	590		(15)	(577)
Distributions to preferred shareholders	(73,451)					(73,451)
Distributions to common shareholders	(151,333)					(151,333)
Distributions to noncontrolling interests, net	(1,524)						(1,524)
Balance at Dec. 31, 2009	2,967,860	1,016,625	2,240	3,267,196	(5,630)	(1,355,086)	42,515
Comprehensive Income (Loss):
Net income (loss)	65,262					65,798	(536)
Derivative instrument activity	4,198				4,198
Comprehensive income (loss)	69,460
Issuance of common shares	298,066		265	297,801
Stock based compensation plan activity	10,528		3	13,056		(2,531)
Conversion of Limited Partner Units			14	(8,069)			8,055
Distributions to preferred shareholders	(69,468)					(69,468)
Repurchase of preferred shares	(118,787)	(112,085)		3,736		(10,438)
Distributions to common shareholders	(162,015)					(162,015)
Distributions to noncontrolling interests, net	(5,741)						(5,741)
Balance at Dec. 31, 2010	$ 2,989,903	$ 904,540	$ 2,522	$ 3,573,720	$ (1,432)	$ (1,533,740)	$ 44,293